Stock-Based Payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of weighted average exercise price
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term
		$	(in years)
Balance on January 1, 2020	174,345	$9.0	—
Granted	67,791	11.0	—
Forfeited	(27,016)	13.0	—
Outstanding as of December 31, 2020	215,119	10.0	9.3
Granted	1,026,653	6.2	—
Exercised	(20,976)	3.0	—
Forfeited	(45,805)	3.1	—
Outstanding as of December 31, 2021	1,174,992	$6.8	4.91
Options exercisable at December 31, 2021	568,500	$8.0	4.76

Schedule of estimate of the grant date fair value of each option issued
	For the Years ended December 31,
	2021	2020
Expected volatility	80.6% - 97.9%	80.6%
Weighted average share price	$6.63	$7.0
Expected life (in years)	5 - 9.8	10 – 11
Expected dividend yield	0%	0%
Risk-free interest rate	(0.45)% - (0.46)%	(0.41)%

Schedule of stock option activity under the company’s stock option plans
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price Share	Weighted Average Life (in years)
Outstanding December 31, 2021	1,174,992	$6.8	4.9
Granted	—	—	—
Exercised	—	—	—
Cancelled or expired	—	—	—
Outstanding as of March 31, 2022	1,174,992	$6.8	4.7
Options exercisable at March 31, 2022	635,475	$7.6	4.5